                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [ ]                    Amendment No.:    _______
      This Amendment (Check only one):          [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Deborah Carlson
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson   Wellesley, Massachusetts   January 30, 2001
-----------------------------------------------------------------------
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $ 984  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
NAME OF ISSUER   TITLE OF CLASS   CUSIP       VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
                                            (X $1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
Bank One            Common      06423A103      40      1,500      SH          Sole                 1,500

Cabot Indl          Common      127072106      10        500      SH          Sole                   500

Conoco              Common      208251405      49      2,000      SH          Sole                 2,000

Eastern Ent         Common      27636F100      63      1,000      SH          Sole                 1,000

El Paso             Common      283905107      51      1,000      SH          Sole                 1,000

Energy East         Common      29266M109      48      2,500      SH          Sole                 2,500

Fleet Boston        Common      339030108      34      1,000      SH          Sole                 1,000

Florida Progress    Common      341109106      70      1,500      SH          Sole                 1,500

GBT Bancorp         Common      361546104      87      4,500      SH          Sole                 4,500

Intel               Common      458140100      27        200      SH          Sole                   200

Johnson & Johnson   Common      478168104      20        200      SH          Sole                   200

Kansas City Power   Common      458134100      68      3,000      SH          Sole                 3,000

Lucent              Common      594463107      30        500      SH          Sole                   500

Medtronic           Common      585055106      25        500      SH          Sole                   500

Microsoft           Common      594918104      16        200      SH          Sole                   200

New Plan Excel      Common      648053106      52      4,000      SH          Sole                 4,000

Pfizer Inc.         Common      717081102      34        700      SH          Sole                   700

Proctor & Gamble    Common      742718109      11        200      SH          Sole                   200

Sprint Corp         Common      852061100      26        500      SH          Sole                   500

Trans Canada        Common      893526103      15      2,000      SH          Sole                 2,000

TXU Corp            Common      873168108      44      1,500      SH          Sole                 1,500

US West             Common      91273H101      69        800      SH          Sole                   800

Vodafone            Common      92857W100      41      1,000      SH          Sole                 1,000

XL Capital          Common      G98255105      54      1,000      SH          Sole                 1,000

                                              984